Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and Cash Equivalents	$ 56,791	$ 26,316
Short-term deposits	117,568	35,254
Trade accounts receivable	7,095	8,679
Prepaid expenses	6,927	2,344
Other current assets	1,328	625
Inventories	9,322	3,159
TOTAL CURRENT ASSETS	199,031	76,377
LONG-TERM ASSETS:
Property and equipment, net	2,741	2,353
Other assets	828	435
TOTAL LONG-TERM ASSETS	3,569	2,788
TOTAL ASSETS	202,600	79,165
CURRENT LIABILITIES:
Trade accounts payable	4,493	1,787
Accrued compensation	4,583	3,950
Other current liabilities	6,623	5,427
TOTAL CURRENT LIABILITIES	15,699	11,164
LONG-TERM LIABILITIES:
Warrants liability		568
Forfeiture Shares, no par value: 1,006,250 and 0 shares authorized, issued and outstanding as of December 31, 2021 and 2020, respectively;	4,658
Other long-term liabilities	46	45
TOTAL LONG-TERM LIABILITIES	4,704	613
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
TOTAL LIABILITIES	20,403	11,777
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		149,611
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares, no par value: 700,000,000 and 95,709,724 shares authorized as of December 31, 2021 and 2020, respectively; 97,122,405 (excluding 1,006,250 Ordinary shares subject to forfeiture), and 10,795,372 shares issued and outstanding as of December 31, 2021 and 2020, respectively	49	40
Additional paid-in capital	312,156	21,211
Accumulated deficit	(130,008)	(103,474)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	182,197	(82,223)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 202,600	79,165
Series A Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		15,634
Series B One Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		3,929
Series B Two Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		10,000
Series C Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		19,942
Series D Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		60,286
Series E Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		$ 39,820